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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:     October 31, 2013

Date of reporting period:    January 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.1%	Shares	Value
Large-Cap Funds - 66.3%
American Funds AMCAP Fund - Class A	138,958	$3,176,587
BlackRock Equity Dividend Fund - Institutional Shares	278,713	5,794,434
Columbia Dividend Opportunity Fund - Class A	285,466	2,617,725
Fidelity Strategic Dividend & Income Fund	168,822	2,162,607
Gabelli Asset Fund (The) - Class I	48,386	2,657,366
iShares Core S&P 500 ETF (a)	42,350	6,371,981
iShares Russell 1000 Index Fund (a)	40,000	3,336,000
iShares Russell 1000 Value Index Fund (a)	14,800	1,146,556
iShares S&P 500 Growth Index Fund (a)	80,900	6,369,257
iShares S&P 500 Value Index Fund (a)	44,300	3,132,896
MFS Growth Fund - Class I (b)	116,126	6,181,407
Vanguard 500 Index Fund - Investor Shares	34,376	4,749,784
Vanguard Dividend Growth Fund - Investor Shares	349,945	6,131,028
Wells Fargo Advantage Growth Fund - Administrator Class (b)	162,934	7,162,594
		60,990,222
Sector Funds - 13.2%
Fidelity Select Health Care Portfolio	19,928	2,845,104
Fidelity Select Utilities Growth Portfolio	38,230	2,291,479
iShares Dow Jones U.S. Energy Sector Index Fund (a)	80,700	3,571,782
PowerShares Dynamic Pharmaceuticals Portfolio (a)	59,300	2,200,030
SPDR Gold Trust (a) (b) (c)	8,000	1,289,600
		12,197,995
International Funds - 9.0%
Aberdeen Emerging Markets Fund - Institutional Class	123,597	1,968,906
Harding, Loevner International Equity Portfolio - Institutional Class	129,060	2,089,478
iShares MSCI Emerging Markets Index Fund (a)	40,900	1,808,598
Oppenheimer International Growth Fund - Class Y	44,753	1,430,313
Wells Fargo Advantage Intrinsic World Equity Fund - Administrator Class	52,549	1,013,137
		8,310,432
Mid-Cap Funds - 6.5%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,543,122
iShares S&P MidCap 400 Value Index Fund (a)	31,600	2,992,520
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,431,792
		5,967,434
Small-Cap Funds - 4.1%
iShares S&P SmallCap 600 Growth Index Fund (a)	21,200	1,890,404
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	1,858,232
		3,748,636

Total Investment Companies (Cost $65,367,496)		$91,214,719

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $976,797)	976,797	$976,797

Total Investments at Value - 100.2% (Cost $66,344,293)		$92,191,516

Liabilities in Excess of Other Assets - (0.2%)		(183,276)

Net Assets - 100.0%		$92,008,240

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.5%	Shares	Value
Large-Cap Funds - 23.5%
American Funds AMCAP Fund - Class A	122,192	$2,793,309
iShares Core S&P 500 ETF (a)	30,100	4,528,846
iShares Russell 1000 Growth Index Fund (a)	19,600	1,337,896
iShares Russell 1000 Value Index Fund (a)	20,300	1,572,641
Vanguard Dividend Appreciation ETF (a)	26,300	1,659,530
Wells Fargo Advantage Growth Fund - Investor Class (b)	87,790	3,664,366
		15,556,588
Sector Funds - 15.8%
Consumer Staples Select Sector SPDR Fund (a)	67,300	2,481,351
Fidelity Select Health Care Portfolio	7,036	1,004,552
Fidelity Select Utilities Growth Portfolio	18,300	1,096,924
iShares Dow Jones U.S. Energy Sector Index Fund (a)	89,100	3,943,566
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	94,162	1,078,155
SPDR Gold Trust (a) (b) (c)	5,300	854,360
		10,458,908
Government/Corporate Bond Funds - 14.4%
DoubleLine Total Return Bond Fund - Class I	62,471	708,422
Loomis Sayles Bond Fund - Institutional Class	346,790	5,309,350
PIMCO Income Fund - Institutional Class	121,936	1,529,082
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	198,038	2,027,906
		9,574,760
International Funds - 12.8%
First Eagle Global Fund - Class A	95,582	4,748,517
Harding, Loevner International Equity Portfolio - Institutional Class	231,605	3,749,688
		8,498,205
Worldwide Bond Funds - 8.7%
Loomis Sayles Global Bond Fund - Institutional Class	98,152	1,687,232
Templeton Global Bond Fund - Class A	304,134	4,072,359
		5,759,591
High Quality Bond Funds - 7.6%
Calvert Bond Portfolio - Class I	83,241	1,347,675
Dodge & Cox Income Fund	264,301	3,663,206
		5,010,881
Mid-Cap Funds - 5.4%
SPDR S&P MidCap 400 ETF Trust (a)	17,980	3,575,503

High Yield Bond Funds - 4.7%
Loomis Sayles Institutional High Income Fund	277,329	2,129,884
Oppenheimer Senior Floating Rate Fund - Class A	121,886	1,017,752
		3,147,636
Small-Cap Funds - 3.9%
iShares S&P SmallCap 600 Growth Index Fund (a)	12,900	1,150,293
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,466,128
		2,616,421

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 99.5% (Continued)	Shares	Value
Convertible Bond Funds - 2.7%
Allianz AGIC Convertible Fund - Institutional Shares	36,023	$1,079,241
Calamos Convertible Fund - Class I	44,262	694,034
		1,773,275

Total Investment Companies (Cost $52,772,124)		$65,971,768

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $450,581)	450,581	$450,581

Total Investments at Value - 100.2% (Cost $53,222,705)		$66,422,349

Liabilities in Excess of Other Assets - (0.2%)		(145,793)

Net Assets - 100.0%		$66,276,556

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.6%	Shares	Value
Large-Cap Funds - 46.0%
Brown Advisory Growth Equity Fund - Institutional Shares	53,714	$834,177
iShares S&P 500 Growth Index Fund (a)	28,200	2,220,186
iShares S&P 500 Value Index Fund (a)	16,500	1,166,880
Vanguard Growth ETF (a)	8,000	594,480
Wells Fargo Advantage Growth Fund - Administrator Class (b)	27,578	1,212,333
		6,028,056
Sector Funds - 27.2%
Fidelity Select Health Care Portfolio	2,526	360,671
Fidelity Select Software & Computer Services Portfolio	1,580	137,896
iShares Dow Jones U.S. Energy Sector Index Fund (a)	10,700	473,582
iShares S&P North American Natural Resources Index Fund (a)	15,300	616,590
PowerShares Dynamic Pharmaceuticals Portfolio (a)	14,700	545,370
SPDR Gold Trust (a) (b) (c)	1,000	161,200
Technology Select Sector SPDR Fund (a)	42,800	1,258,320
		3,553,629
International Funds - 12.5%
Harding, Loevner International Equity Portfolio - Institutional Class	11,142	180,387
iShares MSCI Emerging Markets Index Fund (a)	23,100	1,021,482
Oppenheimer Developing Markets Fund - Class Y	12,283	440,109
		1,641,978
Mid-Cap Funds - 8.6%
Meridian Growth Fund	5,399	228,072
SPDR S&P MidCap 400 ETF Trust (a)	4,502	895,268
		1,123,340
Small-Cap Funds - 5.3%
Gabelli Small Cap Growth Fund (The) - Class I	10,923	431,041
iShares S&P SmallCap 600 Growth Index Fund (a)	2,900	258,593
		689,634

Total Investment Companies (Cost $9,095,877)		$13,036,637

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $41,913)	41,913	$41,913

Total Investments at Value - 99.9% (Cost $9,137,790)		$13,078,550

Other Assets in Excess of Liabilities - 0.1%		14,258

Net Assets - 100.0%		$13,092,808

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Europe Funds - 30.6%
Columbia European Equity Fund - Class A	192,134	$1,241,183
Franklin Mutual European Fund - Class A	124,417	2,676,212
iShares MSCI Germany Index Fund (a)	152,000	3,907,920
iShares MSCI Sweden Index Fund (a)	58,000	1,859,480
iShares MSCI Switzerland Index Fund (a)	105,600	3,030,720
iShares MSCI United Kingdom Index Fund (a)	156,546	2,891,405
Vanguard MSCI Europe ETF (a)	55,200	2,811,336
		18,418,256
Diversified Funds - 26.5%
Columbia Acorn International Select Fund - Class A	67,421	1,725,986
Harbor International Fund - Institutional Class	16,993	1,086,684
Harding, Loevner International Equity Portfolio - Institutional Class	210,638	3,410,228
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,251,794
iShares MSCI EAFE Index Fund (a)	17,500	1,032,150
iShares MSCI EAFE Value Index Fund (a)	21,600	1,101,168
iShares S&P Global Energy Sector Index Fund (a)	61,300	2,473,455
MFS International Value Fund - Class I	34,470	1,024,114
Oppenheimer International Growth Fund - Class Y	26,995	862,763
Templeton Institutional Funds - Foreign Smaller Companies Series	103,126	1,975,901
		15,944,243
Asia/Pacific Funds - 22.9%
Fidelity Japan Fund	164,908	1,672,165
iShares FTSE/Xinhua China 25 Index Fund (a)	27,600	1,144,572
iShares MSCI Australia Index Fund (a)	105,800	2,763,496
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,424,863
Matthews Pacific Tiger Fund - Class I	144,676	3,611,110
ProShares Ultra MSCI Japan (a) (b)	34,700	2,184,715
		13,800,921
Americas Funds - 14.2%
Fidelity Canada Fund	50,764	2,764,090
iShares MSCI Canada Index Fund (a)	74,700	2,156,589
iShares MSCI Mexico Investable Market Index Fund (a)	23,600	1,737,432
iShares S&P Latin America 40 Index Fund (a)	41,200	1,874,188
		8,532,299
Emerging Market Funds - 5.0%
iShares MSCI Emerging Markets Index Fund (a)	34,000	1,503,480
Vanguard MSCI Emerging Markets ETF (a)	33,200	1,479,392
		2,982,872

Total Investment Companies (Cost $40,377,904)		$59,678,591

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (c) (Cost $561,930)	561,930	$561,930

Total Investments at Value - 100.1% (Cost $40,939,834)		$60,240,521

Liabilities in Excess of Other Assets - (0.1%)		(45,876)

Net Assets - 100.0%		$60,194,645

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 95.2%	Shares	Value
Long/Short Equity Funds - 18.9%
BlackRock Emerging Markets Long/Short Equity Fund - Institutional Shares	220,478	$2,352,500
MainStay Marketfield Fund - Class I (b)	463,952	7,706,250
TFS Market Neutral Fund (b)	308,079	4,932,349
Wasatch Long/Short Fund (b)	350,729	5,218,842
Weitz Partners III Opportunity Fund - Institutional Class (b)	184,735	2,488,381
		22,698,322
Arbitrage Funds - 16.0%
Arbitrage Fund (The) - Class I	25,559	325,116
Calamos Market Neutral Income Fund - Class A	515,607	6,604,932
Merger Fund (The)	344,354	5,416,682
Touchstone Merger Arbitrage Fund - Institutional Shares	639,422	6,867,395
		19,214,125
Global Macro Funds - 15.4%
BlackRock Global Allocation Fund - Class A	130,348	2,643,460
First Eagle Global Fund - Class A	116,324	5,778,957
Ivy Asset Strategy Fund - Class A	120,420	3,281,449
John Hancock Global Absolute Return Strategies Fund - Class I	329,629	3,536,924
Mutual Global Discovery Fund - Class Z	107,528	3,250,566
		18,491,356
High Yield/Fixed Income Funds - 11.3%
DoubleLine Total Return Bond Fund - Class I	262,450	2,976,186
Forward Credit Analysis Long/Short Fund - Institutional Class	474,151	4,281,581
Ivy High Income Fund - Class A	209,808	1,814,839
Templeton Global Bond Fund - Class A	332,582	4,453,272
		13,525,878
Asset Allocation Funds - 8.4%
Berwyn Income Fund	333,285	4,456,016
FPA Crescent Fund	190,469	5,584,561
		10,040,577
Natural Resources Funds - 7.8%
Highbridge Dynamic Commodities Strategy Fund - Select Class (b)	9,345	135,131
JPMorgan Alerian MLP Index ETN (e)	27,000	1,168,020
Market Vectors Gold Miners ETF (a)	27,000	1,123,740
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	122,065	1,397,648
PIMCO CommodityRealReturn Strategy Fund - Class A	268,054	1,793,283
RS Global Natural Resources Fund - Class A (b)	25,949	972,559
SPDR Gold Trust (a) (b) (c)	10,500	1,692,600
Vanguard Precious Metals and Mining Fund - Investor Shares	73,479	1,135,987
		9,418,968
Real Estate Funds - 7.3%
ING Global Real Estate Fund - Class I	260,160	4,781,743
Vanguard REIT ETF (a)	58,000	3,959,080
		8,740,823

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.2% (Continued)	Shares	Value
Managed Futures Funds - 5.7%
361 Managed Futures Strategy Fund - Class I (b)	328,777	$3,636,272
MutualHedge Frontier Legends Fund - Class I (b)	335,457	3,257,290
		6,893,562
Option Hedged Funds - 3.3%
BlackRock Enhanced Equity Dividend Trust (d)	63,000	491,400
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	549,000
Eaton Vance Risk-Managed Diversified Equity Income Fund (d)	40,000	433,200
Gateway Fund - Class A	89,410	2,467,715
		3,941,315
Deep Value/Distressed Securities Funds - 1.1%
Fairholme Fund (The) (b)	41,458	1,364,367

Total Investment Companies (Cost $100,660,334)		$114,329,293

STRUCTURED NOTES - 3.8%	Par Value	Value
JPMorgan Chase & Co., Return Note Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	$1,500,000	$1,526,550
JPMorgan Chase & Co., Return Note Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014	1,500,000	1,294,950
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Note, due 05/15/2014	1,600,000	1,774,240

Total Structured Notes (Cost $4,600,000)		$4,595,740

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (f) (Cost $1,263,010)	1,263,010	$1,263,010

Total Investments at Value - 100.1% (Cost $106,523,344)		$120,188,043

Liabilities in Excess of Other Assets - (0.1%)		(150,265)

Net Assets - 100.0%		$120,037,778

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2013 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$91,214,719	$-	$-	$91,214,719
Money Market Funds	976,797	-	-	976,797
Total	$92,191,516	$-	$-	$92,191,516

New Century Balanced Portfolio

Investment Companies	$65,971,768	$-	$-	$65,971,768
Money Market Funds	450,581	-	-	450,581
Total	$66,422,349	$-	$-	$66,422,349

New Century Opportunistic Portfolio

Investment Companies	$13,036,637	$-	$-	$13,036,637
Money Market Funds	41,913	-	-	41,913
Total	$13,078,550	$-	$-	$13,078,550

New Century International Portfolio

Investment Companies	$59,678,591	$-	$-	$59,678,591
Money Market Funds	561,930	-	-	561,930
Total	$60,240,521	$-	$-	$60,240,521

New Century Alternative Strategies Portfolio

Investment Companies	$114,329,293	$-	$-	$114,329,293
Structured Notes	-	4,595,740	-	4,595,740
Money Market Funds	1,263,010	-	-	1,263,010
Total	$115,592,303	$4,595,740	$-	$120,188,043

The Portfolios did not have any transfers in and out of any Level as of January 31, 2013.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2013.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2013:

					New
	New	New	New	New	Century
	Century	Century	Century	Century	Alternative
	Capital	Balanced	Opportunistic	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$66,344,293	$53,380,530	$9,155,919	$40,939,834	$107,222,518

Gross unrealized appreciation	$25,847,223	$13,138,239	$3,955,155	$19,903,624	$14,827,488

Gross unrealized depreciation	-	(96,420)	(32,524)	(602,937)	(1,861,963)

Net unrealized appreciation	$25,847,223	$13,041,819	$3,922,631	$19,300,687	$12,965,525

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 25, 2013

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	March 25, 2013

* Print the name and title of each signing officer under his or her signature.